Decommissioning Liabilities (Details) - Schedule of Reconciliation of the Decommissioning Liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Decommissioning Liabilities [Abstract]
Balance, beginning of year	$ 7,543	$ 5,517
Initial recognition			1,957
Change in estimated future costs		1,283	3,262
Accretion expense	906	743	298
Balance, end of year	$ 8,449	$ 7,543	$ 5,517